Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share

The following table sets forth the computation of basic and diluted EPS:

	For the years ended June 30,
	2025	2024
Earnings per ordinary share
Net income	1,432,402	1,044,892
Weighted average number of shares outstanding – basic and diluted	16,893,370	16,020,000
Earnings per ordinary share, basic and diluted	0.08	0.07